ACCOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
ACCOUNTS RECEIVABLE
Trade receivables		$ 250,139
Sales tax receivable	$ 539,927	728,176
Other receivables		250,430
Accounts receivable	$ 539,927	$ 1,228,745